DEBT - Future Minimum Payments (Details) - 2020 Loan Agreement - Secured Debt - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
2025	$ 86,956	$ 86,956
2026	104,348	104,348
2027	26,696	26,696
Total future minimum payments	218,000	218,000
Less: unamortized debt discount	(9,790)	(11,032)	$ (15,931)
Total debt	$ 208,210	$ 206,968	$ 202,069